Prospectus Supplement                                           204082 5/03
dated May 22, 2003 to:

PUTNAM TAX SMART EQUITY FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" is replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since  Experience
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Kevin M. Divney           2001   1997 - Present        Putnam Management
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Portfolio members         Since  Experience
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James C. Weiss            2002   April 2000 - Present  Putnam Management
                                 Prior to April 2000   JP Morgan Company
Lee Montag                2003   July 1998 - present   Putnam Management
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